NET LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2020
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	For the year ended December 31,			For the three months ended March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
Numerator:
Net loss from continuing operations	(1,268,824)	(1,351,761)	(1,327,678)	(2,034,385)
Net loss from discontinued operations	(1,478,974)	(186,524)	(662,450)	(455,177)
Total net loss	(2,747,798)	(1,538,285)	(1,990,128)	(2,489,562)

Net loss from continuing operations	(1,268,824)	(1,351,761)	(1,327,678)	(2,034,385)
Less: net loss from operations attributable to non-controlling interests shareholders	(25,202)	(15,771)	(1,452)	(5,383)
Net loss from continuing operations, attributable to UXIN Limited	(1,243,622)	(1,335,990)	(1,326,226)	(2,029,002)
Accretion on convertible redeemable Preferred Shares	(555,824)	(318,951)	—	—
Deemed dividend to Preferred Shareholders	(587,564)	(544,773)	—	—
Deemed dividend from Preferred Shareholders	92,779	—	—	—

Net loss attributable to ordinary shareholders from continuing operations	(2,294,231)	(2,199,714)	(1,326,226)	(2,029,002)

Net loss attributable to ordinary shareholders from discontinued operations	(1,478,974)	(186,524)	(662,450)	(455,177)

Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	49,318,860	477,848,763	886,613,598	888,460,868

Net loss per share attributable to ordinary shareholders, basic
- Continuing	(46.52)	(4.60)	(1.50)	(2.28)
- Discontinued	(29.99)	(0.39)	(0.75)	(0.51)

Net loss per share attributable to ordinary shareholders, diluted
- Continuing	(46.52)	(4.60)	(1.50)	(2.28)
- Discontinued	(29.99)	(0.39)	(0.75)	(0.51)

Schedule of potential ordinary shares that are anti-dilutive and excluded from the calculation of diluted net loss per share

	For the year ended December 31,			For the three months ended March 31,
	2017	2018	2019	2020
Preferred Shares	541,283,717	367,859,970	—	—
Convertible notes	—	53,589,548	253,165,870	253,165,870
Fairlubo Share Swap	2,571,946	6,352,753	—	—
Non-vested restricted shares	—	133,328	33,331	33,329
Outstanding weighted average stock options	28,283,332	14,118,546	4,096,724	4,662,702
Total	572,138,995	442,054,145	257,295,925	257,861,901